Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Entity Registrant Name	NAYAX LTD.
Entity Central Index Key	0001901279
Document Type	20-F
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity's Reporting Status Current	Yes
Entity a Voluntary Filer	No
Entity Filer Category	Non-accelerated Filer
Auditor Attestation Flag	false
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	32,956,004
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Incorporation State Country Code	L3
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	000-00000
Entity Address, Address Line One	3 Arik Einstein Street
Entity Address, Address Line Two	Bldg. B, 1st Floor
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4659071
Title of 12(b) Security	Ordinary shares
Trading Symbol	NYAX
Security Exchange Name	NASDAQ
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1309
Entity Ex Transition Period	false
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Yair Nechmad
Entity Address, Address Line One	3 Arik Einstein Street
Entity Address, Address Line Two	Bldg. B, 1st Floor
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4659071
City Area Code	972
Local Phone Number	3 769380